Commitments & Contingencies (Details) - USD ($)				6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 26, 2024	Oct. 31, 2023	Mar. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Commitments & Contingencies [Line Items]
Proceeds from underwriting commission			$ 7,500,000
Gross proceeds					$ 57,500,000		$ 57,500,000
Deferred underwriting fee				3.50%			3.50%
Cash fee				$ 100,000			$ 100,000
Share issued, percentage				5.00%			5.00%
Accrued consulting service expenses				$ 900,000			$ 300,000
Sale of stock (in Shares)				1
Consulting service expenses		$ 300,000
Backstop Investor [Member]
Commitments & Contingencies [Line Items]
Sale of stock (in Shares)	5,000,000
Class A Ordinary Shares [Member]
Commitments & Contingencies [Line Items]
Sale of stock (in Shares)	500,000
Price per share (in Dollars per share)	$ 10
Sale of stock amount	$ 5,000,000
Class A Ordinary Shares [Member] | Backstop Investor [Member]
Commitments & Contingencies [Line Items]
Sale of stock (in Shares)	500,000
Purchase amount	$ 5,000,000
Over-Allotment Option [Member]
Commitments & Contingencies [Line Items]
Number of units issued (in Shares)			750,000	750,000			750,000
Sale of stock (in Shares)			750,000
Purchase an aggregate of additional units (in Shares)			750,000
IPO [Member]
Commitments & Contingencies [Line Items]
Number of units issued (in Shares)			5,750,000
Percentage of deferred underwriting fee				2.00%			2.00%
Gross proceeds			$ 57,500,000	$ 1,150,000			$ 1,150,000
Gross proceeds				$ 2,012,500
Sale of stock (in Shares)			5,750,000
Price per share (in Dollars per share)			$ 10
Generating gross proceeds							$ 2,012,500